Goodwill and Other Intangible Assets - Narrative (Details)			12 Months Ended
		Feb. 01, 2018 reporting_unit	Apr. 30, 2018 USD ($)		Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
Goodwill and Intangible Assets [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss			$ 145,000,000		$ 0
Amortization expense for finite-lived intangible assets			$ 204,800,000		205,900,000	$ 204,700,000
Weighted-average useful life of the finite-lived intangible assets			22 years
Estimated amortization expense for 2019			$ 205,100,000
Estimated amortization expense for 2020			200,400,000
Estimated amortization expense for 2021			198,800,000
Estimated amortization expense for 2022			193,400,000
Estimated amortization expense for 2023			186,000,000
Number of reporting units | reporting_unit		7
Impairment charges			176,900,000
Goodwill impairment charge			145,000,000	[1]	0	0
Other intangible assets impairment charges			$ 31,900,000		$ 133,200,000	$ 0
Customer and Contractual Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets			23 years
Patents And Technology [Member]
Goodwill and Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets			14 years
Trademarks [Member]
Goodwill and Intangible Assets [Line Items]
Weighted-average useful life of the finite-lived intangible assets			16 years
U.S. Retail Pet Foods [Member]
Goodwill and Intangible Assets [Line Items]
Goodwill impairment charge	[1]		$ 145,000,000

[1]	There have been no goodwill impairment charges recognized in prior periods.